As filed with the Securities and Exchange Commission on April 18, 2016

Securities Act File No. 002-80751

Investment Company Act File No. 811-03618

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 79	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 81

Metropolitan Series Fund

(Exact Name of Registrant as Specified in Charter)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (617) 578-4036

MICHAEL LAWLOR, ESQ.

MetLife Advisers, LLC

One Financial Center, Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K St., N.W. Washington, D.C. 20006

Approximate Date of Public Offering: As soon as practicable after the effective date of this Registration Statement.

Titles of Securities Being Registered: Class A, Class B and Class E shares of beneficial interest, par value $.00001 per share, of the Registrant’s BlackRock Money Market Portfolio (to be renamed BlackRock Ultra-Short Term Bond Portfolio).

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing incorporates by reference the information contained in Post-Effective Amendment No. 76 to its registration statement as filed with the Securities and Exchange Commission on April 29, 2015 as Accession #0001193125-15-155281 and Post-Effective Amendment No. 78 to its registration statement as filed with the Securities and Exchange Commission on February 23, 2016 as Accession #0001193125-16-473649.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, METROPOLITAN SERIES FUND, has duly caused this Post-Effective Amendment No. 79 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in this City of Boston and Commonwealth of Massachusetts, on the 18th day of April 2016.

METROPOLITAN SERIES FUND
(Registrant)

By:	/s/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 79 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date
/s/ ELIZABETH M. FORGET Elizabeth M. Forget	President (principal executive officer), Trustee	April 18, 2016

/s/ PETER H. DUFFY Peter H. Duffy	Chief Financial Officer and Treasurer	April 18, 2016

/s/ STEPHEN M. ALDERMAN* Stephen M. Alderman	Trustee	April 18, 2016

/s/ ROBERT J. BOULWARE* Robert J. Boulware	Trustee	April 18, 2016

/s/ SUSAN C. GAUSE* Susan C. Gause	Trustee	April 18, 2016

/s/ NANCY HAWTHORNE* Nancy Hawthorne	Trustee	April 18, 2016

/s/ BARBARA A. NUGENT* Barbara A. Nugent	Trustee	April 18, 2016

/s/ LINDA STRUMPF* Linda Strumpf	Trustee	April 18, 2016

/s/ DAWN M. VROEGOP* Dawn M. Vroegop	Trustee	April 18, 2016

*BY: /S/ DAVID C. MAHAFFEY David C. Mahaffey Attorney-in-Fact